Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Azzad Ethical Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	1.40%	6.38%	7.53%
Azzad Wise Capital Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	5.24%	2.63%	2.24%
Russell 3000 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%	15.96%	12.96%
Russell Mid Cap Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	26.49%	12.65%	12.13%
I C E Bof Aml [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.93%	1.60%	1.86%
Bloomberg [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.08%	(0.73%)	1.76%